JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

CORPORATE BONDS - 58.3%	Coupon	Maturity	Par Value	Value
Finance - 31.0%
American Express Co.	2.500%	07/30/24	$ 2,900,000	$ 2,804,251
AON plc	3.500%	06/14/24	2,385,000	2,341,040
AON plc	3.875%	12/15/25	2,700,000	2,632,865
Bank of America Corp., Series L	3.875%	08/01/25	2,765,000	2,703,194
Chubb INA Holdings, Inc.	3.350%	05/15/24	2,697,000	2,652,900
Essex Portfolio, L.P.	3.875%	05/01/24	1,950,000	1,918,868
Essex Portfolio, L.P.	3.375%	04/15/26	2,654,000	2,533,124
Fifth Third Bancorp	4.300%	01/16/24	3,440,000	3,360,034
Fifth Third Bancorp	2.375%	01/28/25	1,770,000	1,644,480
Huntington Bancshares, Inc.	2.625%	08/06/24	5,000,000	4,678,721
JPMorgan Chase & Co.	3.375%	05/01/23	1,902,000	1,898,926
JPMorgan Chase & Co.	3.875%	09/10/24	1,745,000	1,715,377
KeyCorp, Series O	4.150%	10/29/25	4,700,000	4,420,303
M&T Bank Corp.	3.550%	07/26/23	3,431,000	3,371,568
Marsh & McLennan Co., Inc.	3.500%	06/03/24	2,465,000	2,419,378
Marsh & McLennan Co., Inc.	3.500%	03/10/25	1,000,000	973,874
Microsoft Corp.	3.125%	11/03/25	2,500,000	2,438,600
Morgan Stanley, Series F	3.700%	10/23/24	2,115,000	2,077,827
Morgan Stanley, Series F	4.000%	07/23/25	2,750,000	2,696,812
National Retail Properties, Inc.	3.900%	06/15/24	1,197,000	1,174,092
National Retail Properties, Inc.	4.000%	11/15/25	2,965,000	2,870,647
PNC Bank NA	3.800%	07/25/23	1,000,000	992,036
PNC Financial Services Group, Inc. (The)	3.900%	04/29/24	3,440,000	3,370,914
Private Export Funding Corp., 144A	5.500%	03/14/25	2,000,000	2,030,840
Suntrust Bank, Inc.	4.000%	05/01/25	3,002,000	2,898,500
U.S. Bancorp, Series W	3.600%	09/11/24	3,454,000	3,346,733
Wells Fargo & Co., Series N	3.550%	09/29/25	600,000	577,147
Wells Fargo & Co., Series M	4.100%	06/03/26	2,550,000	2,469,425
				69,012,476
Industrials - 15.3%
Becton Dickinson and Co.	3.363%	06/06/24	2,235,000	2,193,901
Burlington Northern Santa Fe	3.850%	09/01/23	1,160,000	1,155,223
CVS Health Corp.	3.875%	07/20/25	4,600,000	4,517,462
Dover Corp.	3.150%	11/15/25	4,548,000	4,396,670
Enterprise Products Operating, LLC	3.750%	02/15/25	1,500,000	1,475,948

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 58.3% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 15.3% (Continued)
Johnson Controls International plc	3.625%	07/02/24	$ 2,936,000	$ 2,890,947
Kroger Co. (The)	4.000%	02/01/24	4,600,000	4,568,706
McDonald's Corp.	3.350%	04/01/23	1,265,000	1,265,000
Norfolk Southern Corp.	5.590%	05/17/25	1,000,000	1,011,190
Roper Technologies, Inc.	1.000%	09/15/25	4,230,000	3,867,159
Shell International	3.250%	05/11/25	3,115,000	3,044,921
Union Pacific Corp.	3.150%	03/01/24	1,700,000	1,671,066
Union Pacific Corp.	3.750%	03/15/24	2,025,000	2,002,302
				34,060,495
Utilities - 12.0%
Berkshire Hathaway Energy Co.	3.750%	11/15/23	2,190,000	2,169,962
Duke Energy Corp.	0.900%	09/15/25	4,112,000	3,740,419
Eversource Energy, Series H	3.150%	01/15/25	500,000	485,062
Eversource Energy, Series U	1.400%	08/15/26	1,240,000	1,110,814
Georgia Power Co., Series 2020A	2.100%	07/30/23	3,045,000	3,010,683
Georgia Power Co., Series 2019A	2.200%	09/15/24	2,043,000	1,961,166
Interstate Power & Light Co.	3.250%	12/01/24	449,000	436,045
Interstate Power & Light Co.	3.400%	08/15/25	4,472,000	4,252,970
National Rural Utilities Cooperative Finance Corp. (The)	2.950%	02/07/24	1,830,000	1,794,386
National Rural Utilities Cooperative Finance Corp. (The)	2.850%	01/27/25	2,505,000	2,424,497
National Rural Utilities Cooperative Finance Corp. (The)	3.250%	11/01/25	900,000	866,061
Xcel Energy, Inc.	3.300%	06/01/25	4,720,000	4,566,415
				26,818,480

Total Corporate Bonds (Cost $137,344,388)				$ 129,891,451

MUNICIPAL BONDS - 5.2%	Coupon	Maturity	Par Value	Value
Allegheny County Pennsylvania, Series C-79	0.843%	11/01/24	$ 600,000	$ 566,397
Allegheny County Pennsylvania, Series C-79	0.973%	11/01/25	1,835,000	1,684,601
Franklin County Ohio Convention Facilities, Series 2020 B	1.255%	12/01/25	500,000	458,168

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 5.2% (Continued)	Coupon	Maturity	Par Value	Value
Kansas Development Finance Authority Revenue, Series H	3.491%	04/15/23	$ 1,400,000	$ 1,399,229
Kentucky State Property and Lodging Commission, Series D	2.080%	11/01/23	700,000	687,441
Ohio Special Obligation Capital Facilities Lease, Series 2020 C	1.700%	04/01/23	500,000	500,000
Pennsylvania State University, Series D	1.545%	09/01/24	1,145,000	1,097,220
Pennsylvania State University, Series D	1.645%	09/01/25	2,000,000	1,875,852
Port of Greater Cincinnati, Series 2020B	2.100%	04/01/23	255,000	255,000
University of Cincinnati General Receipts, Series B	1.878%	06/01/23	1,100,000	1,094,613
Wisconsin State GO Revenue, Series A	4.330%	05/01/27	2,000,000	1,999,166
Total Municipal Bonds (Cost $12,072,055)				$ 11,617,687

U.S. GOVERNMENT & AGENCIES - 8.8%	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 2.6%
FNMA	0.500%	06/17/25	$ 1,195,000	$ 1,104,283
FNMA	0.375%	08/25/25	5,130,000	4,697,992
				5,802,275
Federal Home Loan Bank - 4.5%
FHLB	3.875%	09/15/23	1,325,000	1,317,172
FHLB	4.300%	09/26/23	1,000,000	995,916
FHLB	3.500%	12/08/23	2,000,000	1,981,840
FHLB	5.000%	12/19/23	1,000,000	999,716
FHLB	1.375%	08/26/26	3,700,000	3,390,554
FHLB	1.375%	09/29/26	1,585,000	1,449,186
				10,134,384
Federal Home Loan Mortgage Corporation - 1.7%
FHLMC	0.450%	07/22/24	4,000,000	3,775,616

Total U.S. Government & Agencies (Cost $20,911,098)				$ 19,712,275

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.9%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 4.8%
FHLMC, Series 2989, Class TG	5.000%	06/01/25	$ 58,487	$ 58,257
FHLMC, Pool #SB-0037	2.500%	12/01/27	517,639	497,293
FHLMC, Pool #G1-5973	3.000%	07/01/31	903,047	857,349
FHLMC, Pool #V6-1479, Series V6-1479	2.500%	01/01/32	3,112,805	2,934,678
FHLMC, Pool #G1-8642	3.500%	04/01/32	1,011,040	987,636
FHLMC, Pool #ZT-1964	3.500%	06/01/32	829,520	811,363
FHLMC, Pool #G1-6330	3.500%	08/01/32	889,069	870,774
FHLMC, Series 4980, Class DB	1.250%	10/25/34	2,552,862	2,273,288
FHLMC, Pool #ZS-9286	4.500%	04/01/35	783,598	787,908
FHLMC, Series 4198, Class BE	2.000%	10/15/40	125,698	122,718
FHLMC, Series 4125, Class KP	2.500%	05/15/41	463,596	441,853
FHLMC, Series 4009, Class PA	2.000%	06/15/41	71,311	67,728
FHLMC, Pool #2B-0350 (12MO LIBOR + 186) (a)	3.833%	04/01/42	37,886	37,573
				10,748,418
Federal National Mortgage Association - 7.1%
FNMA, Series 2003-79, Class NJ	5.000%	08/25/23	3,699	3,682
FNMA, Pool #AL6465	3.252%	11/01/23	18,987	18,987
FNMA, Series 2013-1, Class LA	1.250%	02/25/28	758,419	712,729
FNMA, Pool #AL9230	3.500%	12/01/29	464,428	455,015
FNMA, Pool #MA0384	5.000%	04/01/30	195,679	198,350
FNMA, Pool #MA4424	1.500%	09/01/31	3,769,115	3,422,326
FNMA, Pool #FM1926	3.000%	09/01/32	962,782	928,963
FNMA, Series 2013-3, Class DK	1.750%	02/25/33	558,521	514,551
FNMA, Pool #FM2287	4.500%	03/01/34	889,194	886,527
FNMA, Series 2020 B	4.500%	07/01/34	1,200,578	1,206,532
FNMA, Pool #FM2989	3.000%	09/01/34	877,292	840,147
FNMA, Pool #AL7077	4.000%	07/01/35	519,896	518,389

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.9% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 7.1% (Continued)
FNMA, Series 2020-044, Class TE	2.000%	12/25/35	$ 1,922,464	$ 1,783,664
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	147,221	140,703
FNMA, Pool #AY0089 (12MO LIBOR + 160) (a)	3.850%	12/01/44	120,325	120,648
FNMA, Pool #AL8183 (12MO LIBOR + 160) (a)	5.977%	02/01/46	104,126	104,765
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	5,008,188	3,907,003
				15,762,981
Government National Mortgage Association - 0.0% (b)
GNMA, Pool #726475X	4.000%	11/15/24	18,183	17,941
(Cost $18,393)

Total Collateralized Mortgage Obligations (Cost $29,372,844)				$ 26,529,340

CERTIFICATE OF DEPOSIT - 0.1%	Coupon	Maturity	Par Value	Value
Goldman Sachs Group, Inc. (The) (Cost $249,866)	3.400%	10/17/23	$ 250,000	$ 246,849

U.S. TREASURY OBLIGATIONS - 11.2%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 11.2%
U.S. Treasury Notes	2.250%	04/30/24	$ 4,525,000	$ 4,411,875
U.S. Treasury Notes	2.000%	11/15/26	4,300,000	4,044,352
U.S. Treasury Notes	2.750%	07/31/27	11,310,000	10,892,062

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 11.2% (Continued)	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 11.2% (Continued)
U.S. Treasury Notes	2.750%	02/15/28	$ 5,865,000	$ 5,633,608
Total U.S. Treasury Obligations (Cost $24,683,388)				$ 24,981,897

MONEY MARKET FUNDS - 3.8%			Shares	Value
First American Government Obligations Fund - Class Z, 4.61% (c) (Cost $8,559,872)			8,559,872	$ 8,559,872

Investments at Value - 99.3% (Cost $233,193,511)				$ 221,539,371

Other Assets in Excess of Liabilities - 0.7%				1,459,626

Net Assets - 100.0%				$ 222,998,997

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of March 31, 2023.

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $2,030,840 as of March 31, 2023, representing 0.9% of net assets.
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

CORPORATE BONDS - 50.9%	Coupon	Maturity	Par Value	Value
Finance - 24.5%
American Express Co.	3.950%	08/01/25	$ 4,250,000	$ 4,169,644
AON Corp.	3.750%	05/02/29	4,300,000	4,107,652
Chubb INA Holdings, Inc., Series LY-9025	1.950%	09/10/25	4,000,000	3,789,352
Chubb INA Holdings, Inc.	1.375%	09/15/30	2,700,000	2,183,744
Essex Portfolio, L.P.	3.375%	04/15/26	1,000,000	954,455
Essex Portfolio, L.P.	4.000%	03/01/29	1,216,000	1,145,016
Essex Portfolio, L.P.	3.000%	01/15/30	2,120,000	1,861,716
Fifth Third Bancorp	4.300%	01/16/24	1,700,000	1,660,482
Fifth Third Bancorp	2.375%	01/28/25	3,114,000	2,893,171
Huntington Bancshares, Inc.	4.443%	08/04/28	2,775,000	2,542,183
Huntington Bancshares, Inc.	4.000%	05/15/25	1,225,000	1,155,610
JPMorgan Chase & Co.	3.875%	09/10/24	3,065,000	3,012,968
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	2,500,000	2,430,810
KeyCorp, Series O	4.150%	10/29/25	2,000,000	1,880,980
Marsh & McLennan Co., Inc.	3.500%	06/03/24	1,500,000	1,472,238
Morgan Stanley, Series F	3.700%	10/23/24	4,135,000	4,062,323
Morgan Stanley, Series I (SOFR + 166.9) (a)	4.679%	07/17/26	1,674,000	1,651,609
PNC Financial Services Group, Inc. (The)	3.500%	01/23/24	2,000,000	1,962,872
PNC Financial Services Group, Inc. (The)	3.450%	04/23/29	1,000,000	927,967
Suntrust Bank, Inc.	4.000%	05/01/25	2,000,000	1,931,046
Truist Financial Corp., Series J	3.800%	10/30/26	1,500,000	1,389,441
U.S. Bancorp, Series MTN	3.100%	04/27/26	3,000,000	2,783,934
U.S. Bancorp, Series Y	3.000%	07/30/29	2,625,000	2,290,528
Wells Fargo & Co., Series M	4.100%	06/03/26	2,050,000	1,985,224
Wells Fargo & Co., Series Q	3.196%	06/17/27	1,000,000	941,207
Wells Fargo & Co., Series O	4.300%	07/22/27	2,600,000	2,521,228
				57,707,400
Industrials - 15.6%
Becton Dickinson & Co.	3.700%	06/06/27	4,000,000	3,866,416
Burlington Northern Santa Fe	3.650%	09/01/25	485,000	474,895
CVS Health Corp.	4.300%	03/25/28	3,200,000	3,143,018
Dover Corp.	3.150%	11/15/25	2,650,000	2,561,824
Dover Corp.	2.950%	11/04/29	1,495,000	1,334,453
Enterprise Products Operating, LLC	3.750%	02/15/25	860,000	846,210
Enterprise Products Operating, LLC	4.150%	10/16/28	1,300,000	1,263,085

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 50.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 15.6% (Continued)
Johnson Controls International plc	3.900%	02/14/26	$ 2,282,000	$ 2,226,917
Kroger Co. (The)	3.500%	02/01/26	2,100,000	2,049,398
Lowes Cos., Inc.	4.500%	04/15/30	2,250,000	2,221,769
Norfolk Southern Corp.	2.900%	06/15/26	3,790,000	3,602,206
Verizon Communications, Inc.	4.016%	12/03/29	3,935,000	3,768,939
Walt Disney Co. (The)	3.800%	03/22/30	5,245,000	5,056,762
Xylem, Inc.	3.250%	11/01/26	4,000,000	3,818,964
Xylem, Inc.	1.950%	01/30/28	500,000	442,733
				36,677,589
Utilities - 10.8%
Berkshire Hathaway, Inc.	3.250%	04/15/28	3,500,000	3,345,534
Duke Energy Corp.	2.650%	09/01/26	1,550,000	1,451,800
Eversource Energy, Series M	3.300%	01/15/28	2,700,000	2,536,904
Eversource Energy, Series O	4.250%	04/01/29	1,500,000	1,468,038
Georgia Power Co., Series 2019A	2.200%	09/15/24	325,000	311,982
Georgia Power Co., Series 2019B	2.650%	09/15/29	3,500,000	3,081,012
Interstate Power & Light Co.	3.400%	08/15/25	1,035,000	984,308
Interstate Power & Light Co.	4.100%	09/26/28	2,367,000	2,319,771
National Rural Utilities Cooperative Finance Corp. (The)	3.400%	02/07/28	3,090,000	2,941,566
Virginia Electric & Power Co., Series 2014A	3.450%	02/15/24	565,000	557,347
Virginia Electric & Power Co., Series 2015A	3.100%	05/15/25	394,000	379,697
Virginia Electric & Power Co., Series A	3.800%	04/01/28	2,250,000	2,184,995
Xcel Energy, Inc.	3.300%	06/01/25	4,050,000	3,918,216
				25,481,170

Total Corporate Bonds (Cost $130,479,933)				$ 119,866,159

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.0%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 4.1%
FHLMC, Series 2985, Class GE	5.500%	06/15/25	$ 18,163	$ 18,145
FHLMC, Pool #J1-2635	4.000%	07/01/25	56,569	55,700
FHLMC, Pool #G1-8642	3.500%	04/01/32	538,838	526,365
FHLMC, Series 4151, Class PA	2.000%	01/15/33	1,020,279	953,750

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.0% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 4.1% (Continued)
FHLMC, Pool #SB-0297	3.000%	03/01/35	$ 2,036,758	$ 1,939,071
FHLMC, Pool #G0-8068	5.500%	07/01/35	79,676	83,115
FHLMC, Pool #SC-0047	3.000%	01/01/40	3,147,687	2,970,182
FHLMC, Series 3946, Class LN	3.500%	04/15/41	223,753	218,328
FHLMC, Pool #2B-0350 (12MO LIBOR + 186) (a)	3.833%	04/01/42	40,592	40,257
FHLMC, Series 5189, Class PG	2.500%	09/25/51	3,153,197	2,853,498
				9,658,411
Federal National Mortgage Association - 3.9%
FNMA, Pool #MA0384	5.000%	04/01/30	78,272	79,340
FNMA, Pool #MA1237	3.000%	11/01/32	849,777	809,687
FNMA, Pool #FM5050	2.500%	02/01/35	2,435,101	2,325,023
FNMA, Series 2016-99, Class TA	3.500%	03/25/36	214,320	209,725
FNMA, Pool #FS0140	4.000%	11/01/37	3,667,460	3,633,828
FNMA, Pool #AA4392	4.000%	04/01/39	88,147	86,300
FNMA, Series 2011-52, Class PC	3.000%	03/25/41	311,035	302,599
FNMA, Pool #AJ7509 (12MO LIBOR + 178) (a)	4.030%	12/01/41	37,972	37,450
FNMA, Series 2012-128, Class TP	2.000%	11/25/42	502,619	466,184
FNMA, Series 2015-37, Class BA	3.000%	08/25/44	685,415	646,494
FNMA, Pool #AY0089 (12MO LIBOR + 160) (a)	3.850%	12/01/44	123,589	123,922
FNMA, Series 2016-39, Class LA	2.500%	03/25/45	530,853	491,998
				9,212,550

Total Collateralized Mortgage Obligations (Cost $20,673,033)				$ 18,870,961

U.S. GOVERNMENT & AGENCIES - 6.4%	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 1.0%
FNMA	3.320%	04/01/28	$ 2,500,000	$ 2,396,465

Federal Home Loan Bank - 5.4%
FHLB	2.875%	09/13/24	1,500,000	1,469,604
FHLB	3.250%	11/16/28	1,800,000	1,752,316

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT & AGENCIES - 6.4% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank - 5.4% (Continued)
FHLB	4.750%	12/10/32	$ 9,000,000	$ 9,351,180
				12,573,100

Total U.S. Government & Agencies (Cost $15,369,302)				$ 14,969,565

MUNICIPAL BONDS - 2.0%	Coupon	Maturity	Par Value	Value
Kansas Development Finance Authority, Series 2015 H	4.091%	04/15/27	$ 3,000,000	$ 2,937,879
Pennsylvania State University, Series 2020 D	1.893%	09/01/26	2,000,000	1,846,220
Total Municipal Bonds (Cost $5,104,161)				$ 4,784,099

U.S. TREASURY OBLIGATIONS - 30.2%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 30.2%
U.S. Treasury Notes	2.125%	11/30/23	$ 500,000	$ 491,582
U.S. Treasury Notes	2.000%	08/15/25	4,000,000	3,827,500
U.S. Treasury Notes	1.625%	05/15/26	650,000	608,512
U.S. Treasury Notes	2.250%	08/15/27	3,750,000	3,538,185
U.S. Treasury Notes	0.625%	12/31/27	13,500,000	11,741,841
U.S. Treasury Notes	2.750%	02/15/28	10,950,000	10,517,990
U.S. Treasury Notes	3.125%	11/15/28	13,000,000	12,672,972
U.S. Treasury Notes	2.625%	02/15/29	14,000,000	13,275,934
U.S. Treasury Notes	1.500%	02/15/30	4,700,000	4,120,579
U.S. Treasury Notes	1.375%	11/15/31	12,000,000	10,128,756
Total U.S. Treasury Obligations (Cost $72,547,132)				$ 70,923,851

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 0.6%	Shares	Value
Financials - 0.6%
Allstate Corp. (The), 5.10%, 01/15/2053 (Cost $1,446,031)	59,890	$ 1,528,393

MONEY MARKET FUNDS - 1.1%	Shares	Value
First American Government Obligations Fund - Class Z, 4.61% (b) (Cost $2,507,484)	2,507,484	$ 2,507,484

Investments at Value - 99.2% (Cost $248,127,076)		$ 233,450,512

Other Assets in Excess of Liabilities - 0.8%		1,764,681

Net Assets - 100.0%		$ 235,215,193

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	The rate shown is the 7-day effective yield as of March 31, 2023.

LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
SOFR	- Secured Overnight Financing Rate

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

CORPORATE BONDS - 48.4%	Coupon	Maturity	Par Value	Value
Finance - 20.6%
American Express Co.	3.125%	05/20/26	$ 1,000,000	$ 953,542
American Express Co.	2.550%	03/04/27	2,000,000	1,851,162
AON Corp.	3.750%	05/02/29	5,390,000	5,148,895
AON plc	3.875%	12/15/25	1,850,000	1,804,000
Bank of America Corp., Series L	3.248%	10/21/27	11,340,000	10,686,000
Essex Portfolio, L.P.	3.000%	01/15/30	9,426,000	8,277,612
Fifth Third Bancorp	4.300%	01/16/24	2,000,000	1,953,508
Fifth Third Bancorp	2.375%	01/28/25	4,913,000	4,564,595
Huntington Bancshares, Inc.	2.625%	08/06/24	5,230,000	4,893,941
Huntington Bancshares, Inc.	2.550%	02/04/30	5,000,000	3,958,835
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	12,000,000	11,667,887
KeyCorp, Series O	4.100%	04/30/28	3,740,000	3,354,559
KeyCorp	2.550%	10/01/29	3,325,000	2,658,128
Marsh & McLennan Co., Inc.	4.375%	03/15/29	6,490,000	6,445,452
Morgan Stanley, Series F	4.000%	07/23/25	5,200,000	5,099,427
PNC Financial Services Group, Inc. (The)	3.450%	04/23/29	11,850,000	10,996,409
Truist Financial Corp., Series H	3.875%	03/19/29	5,160,000	4,646,606
Truist Financial Corp.	2.250%	03/11/30	8,000,000	6,566,408
U.S. Bancorp, Series MTN	3.100%	04/27/26	4,500,000	4,175,901
U.S. Bancorp, Series Y	3.000%	07/30/29	7,275,000	6,348,034
Wells Fargo & Co., Series M	4.100%	06/03/26	7,530,000	7,292,067
Wells Fargo & Co., Series O	4.300%	07/22/27	4,599,000	4,459,664
				117,802,632
Industrials - 17.2%
Becton Dickinson & Co.	2.823%	05/20/30	10,000,000	8,917,701
Cincinnati Children's Hospital Medical Center, Series 2016Y	2.853%	11/15/26	750,000	712,932
CVS Health Corp.	4.300%	03/25/28	9,000,000	8,839,737
CVS Health Corp.	3.750%	04/01/30	1,000,000	935,394
Dover Corp.	3.150%	11/15/25	1,500,000	1,450,089
Dover Corp.	2.950%	11/04/29	4,500,000	4,016,750
Duke Energy Corp.	2.450%	06/01/30	5,000,000	4,261,010
Emerson Electric Co.	1.950%	10/15/30	5,160,000	4,341,376
Emerson Electric Co.	2.200%	12/21/31	6,200,000	5,238,622
Enterprise Products Operating, LLC	4.150%	10/16/28	8,500,000	8,258,634

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 48.4% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 17.2% (Continued)
Home Depot, Inc. (The)	3.250%	04/15/32	$ 6,520,000	$ 5,951,938
Johnson Controls International plc	3.900%	02/14/26	1,000,000	975,862
Lowes Cos., Inc.	4.500%	04/15/30	8,685,000	8,576,029
McDonald's Corp.	3.600%	07/01/30	4,955,000	4,701,681
Roper Technologies, Inc.	2.950%	09/15/29	1,885,000	1,692,034
Starbucks Corp.	2.250%	03/12/30	5,550,000	4,776,363
Verizon Communications, Inc.	4.329%	09/21/28	1,675,000	1,653,580
Verizon Communications, Inc.	4.016%	12/03/29	9,821,000	9,406,544
Walt Disney Co. (The)	3.800%	03/22/30	11,455,000	11,043,892
Xylem, Inc.	1.950%	01/30/28	2,695,000	2,386,328
				98,136,496
Utilities - 10.6%
Berkshire Hathaway, Inc.	3.250%	04/15/28	1,936,000	1,850,559
Duke Energy Corp.	2.650%	09/01/26	6,350,000	5,947,696
Eversource Energy, Series M	3.300%	01/15/28	2,500,000	2,348,985
Eversource Energy, Series O	4.250%	04/01/29	6,924,000	6,776,463
Georgia Power Co., Series 2019B	2.650%	09/15/29	11,000,000	9,683,178
Interstate Power & Light Co.	3.400%	08/15/25	1,525,000	1,450,309
Interstate Power & Light Co.	4.100%	09/26/28	8,805,000	8,629,314
Interstate Power & Light Co.	2.300%	06/01/30	1,490,000	1,250,670
National Rural Utilities Cooperative Finance Corp. (The)	3.400%	02/07/28	2,000,000	1,903,926
National Rural Utilities Cooperative Finance Corp. (The)	3.700%	03/15/29	3,900,000	3,705,511
Virginia Electric & Power Co., Series B	2.950%	11/15/26	2,075,000	1,952,067
Virginia Electric & Power Co., Series A	3.500%	03/15/27	3,932,000	3,782,741
Xcel Energy, Inc.	4.000%	06/15/28	7,500,000	7,293,240
Xcel Energy, Inc.	3.400%	06/01/30	4,500,000	4,110,161
				60,684,820

Total Corporate Bonds (Cost $316,618,684)				$ 276,623,948

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.9%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 5.2%
FHLMC, Pool #J0-9921	4.000%	07/01/24	$ 17,453	$ 17,265
FHLMC, Series 2985, Class GE	5.500%	06/15/25	15,893	15,877
FHLMC, Pool #ZK-6713	3.000%	06/01/29	3,085,879	2,978,907
FHLMC, Pool #V6-1479, Series V6-1479	2.500%	01/01/32	2,786,450	2,626,999
FHLMC, Pool #G1-8642	3.500%	04/01/32	808,257	789,547
FHLMC, Pool #ZT-1964	3.500%	06/01/32	3,354,906	3,281,471
FHLMC, Pool #G1-8667	3.500%	11/01/32	649,986	634,940
FHLMC, Series 4151, Class PA	2.000%	01/15/33	1,786,207	1,669,734
FHLMC, Pool #G0-8068	5.500%	07/01/35	180,138	187,912
FHLMC, Pool #G0-1880	5.000%	08/01/35	30,371	31,194
FHLMC, Pool #G0-6616	4.500%	12/01/35	70,296	70,652
FHLMC, Pool #G3-0933	4.000%	01/01/36	4,049,012	4,017,049
FHLMC, Pool #G3-1087	4.000%	07/01/38	701,007	698,009
FHLMC, Series 4887, Class A	3.250%	09/15/38	625,774	599,113
FHLMC, Pool #SC-0047	3.000%	01/01/40	10,483,397	9,892,218
FHLMC, Series 3946, Class LN	3.500%	04/15/41	223,753	218,328
FHLMC, Pool #2B-0350 (12MO LIBOR + 186) (a)	3.833%	04/01/42	40,592	40,257
FHLMC, Series 4087, Class PT	3.000%	07/15/42	404,468	385,238
FHLMC, Series 4161, Class QA	3.000%	02/15/43	105,369	100,608
FHLMC, Series 4689, Class DA	3.000%	07/15/44	360,043	348,911
FHLMC, Series 4582, Class PA	3.000%	11/15/45	536,018	501,689
FHLMC, Series 4709, Class EA	3.000%	01/15/46	564,728	538,514
				29,644,432
Federal National Mortgage Association - 9.7%
FNMA, Series 2003-79, Class NJ	5.000%	08/25/23	2,263	2,252
FNMA, Pool #MA0384	5.000%	04/01/30	62,617	63,472
FNMA, Pool #AL6923	3.000%	05/01/30	2,056,849	1,985,524
FNMA, Pool #MA4424	1.500%	09/01/31	13,413,386	12,179,246
FNMA, Pool #AL9309	3.500%	10/01/31	298,771	292,243
FNMA, Pool #MA1107	3.500%	07/01/32	308,849	300,476
FNMA, Pool #FM5394	3.000%	03/01/34	5,568,861	5,324,594
FNMA, Pool #FM3388	4.000%	03/01/34	935,703	919,388
FNMA, Pool #FM5050	2.500%	02/01/35	1,295,474	1,236,912
FNMA, Pool #AL7077	4.000%	07/01/35	2,078,546	2,072,520

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.9% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 9.7% (Continued)
FNMA, Series 2005-64, Class PL	5.500%	07/25/35	$ 28,500	$ 29,315
FNMA, Series 2016-99, Class TA	3.500%	03/25/36	181,348	177,460
FNMA, Pool #995112	5.500%	07/01/36	69,988	72,703
FNMA, Series 2014-20, Class AC	3.000%	08/25/36	106,858	103,631
FNMA, Pool #MA2773	3.000%	10/01/36	1,307,161	1,226,599
FNMA, Pool #889050	6.000%	05/01/37	116,964	123,401
FNMA, Pool #MA3337	4.000%	04/01/38	486,888	482,426
FNMA, Pool #AA4392	4.000%	04/01/39	88,147	86,300
FNMA, Pool #FM9469	4.000%	08/01/39	2,836,279	2,824,017
FNMA, Pool #CB0114	2.500%	04/01/41	9,449,336	8,400,752
FNMA, Series 2011-53, Class DT	4.500%	06/25/41	109,154	109,164
FNMA, Pool #AJ7509 (12MO LIBOR + 178) (a)	4.030%	12/01/41	37,972	37,450
FNMA, Series 2012-128, Class TP	2.000%	11/25/42	629,328	583,708
FNMA, Series 2015-72, Class GB	2.500%	12/25/42	409,963	389,508
FNMA, Series 2014-28, Class PA	3.500%	02/25/43	110,332	107,543
FNMA, Series 2013-83, Class MH	4.000%	08/25/43	137,718	133,273
FNMA, Series 2016-79, Class L	2.500%	10/25/44	650,364	608,470
FNMA, Series 2016-39, Class LA	2.500%	03/25/45	1,344,828	1,246,395
FNMA, Series 2016-99, Class PH	3.000%	01/25/46	1,634,289	1,532,166
FNMA, Series 2018-67, Class BA	4.500%	03/25/46	406,124	408,801
FNMA, Series 2019-60, Class DA	2.500%	03/25/49	1,857,382	1,628,915
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	4,727,116	3,687,732
GNMA, Series 2021-175, Class DG	2.000%	10/20/51	7,857,985	6,784,702
				55,161,058

Total Collateralized Mortgage Obligations (Cost $91,764,374)				$ 84,805,490

U.S. GOVERNMENT & AGENCIES - 3.4%	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 1.4%
FNMA	3.320%	04/01/28	$ 3,000,000	$ 2,875,758
FNMA	3.740%	07/01/28	2,500,000	2,439,823
FNMA	3.150%	06/01/29	3,000,000	2,828,493
				8,144,074

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT & AGENCIES - 3.4% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank - 2.0%
FHLB	4.750%	12/10/32	$ 10,940,000	$ 11,366,878

Total U.S. Government & Agencies (Cost $20,018,085)				$ 19,510,952

MUNICIPAL BONDS - 1.8%	Coupon	Maturity	Par Value	Value
Kansas Development Finance Authority, Series 2015 H	3.741%	04/15/25	$ 3,705,000	$ 3,640,170
Kansas Development Finance Authority, Series 2015 H	4.091%	04/15/27	125,000	122,412
Kentucky Property and Buildings Commission Revenue, Series 2010C	5.373%	11/01/25	450,000	449,228
Ohio University General Receipts, Series 2020	1.766%	12/01/26	2,000,000	1,822,708
Texas Natural Gas Securitization Finance Corp. Revenue, Series 2023 A-1	5.102%	04/01/35	4,000,000	4,108,749
Total Municipal Bonds (Cost $10,342,059)				$ 10,143,267

U.S. TREASURY OBLIGATIONS - 29.6%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 13.0%
U.S. Treasury Bonds	2.375%	02/15/42	$ 16,000,000	$ 12,862,496
U.S. Treasury Bonds	2.500%	02/15/45	34,500,000	27,519,132
U.S. Treasury Bonds	2.500%	05/15/46	20,800,000	16,506,755
U.S. Treasury Bonds	2.750%	08/15/47	12,290,000	10,216,063
U.S. Treasury Bonds	2.000%	02/15/50	10,300,000	7,300,125
				74,404,571
U.S. Treasury Notes - 16.6%
U.S. Treasury Notes	2.000%	11/15/26	6,000,000	5,643,282
U.S. Treasury Notes	1.375%	11/15/31	10,400,000	8,778,255
U.S. Treasury Notes	2.875%	05/15/32	40,500,000	38,544,620
U.S. Treasury Notes	4.125%	11/15/32	22,500,000	23,646,150

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 29.6% (Continued)	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 16.6% (Continued)
U.S. Treasury Notes	3.500%	02/15/33	$ 18,000,000	$ 18,030,960
				94,643,267

Total U.S. Treasury Obligations (Cost $176,604,941)				$ 169,047,838

PREFERRED STOCKS - 0.4%			Shares	Value
Financials - 0.4%
Allstate Corp. (The), 5.10%, 01/15/2053 (Cost $2,034,817)			83,000	$ 2,118,160

MONEY MARKET FUNDS - 0.7%			Shares	Value
First American Government Obligations Fund - Class Z, 4.61% (b) (Cost $4,210,963)			4,210,963	$ 4,210,963

Investments at Value - 99.2% (Cost $621,593,923)				$ 566,460,618

Other Assets in Excess of Liabilities - 0.8%				4,284,017

Net Assets - 100.0%				$ 570,744,635

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	The rate shown is the 7-day effective yield as of March 31, 2023.

LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
SOFR	- Secured Overnight Financing Rate

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

CORPORATE BONDS - 56.2%	Coupon	Maturity	Par Value	Value
Finance - 29.2%
American Express Co.	2.500%	07/30/24	$ 3,647,000	$ 3,526,587
AON plc	3.500%	06/14/24	660,000	647,835
AON plc	3.875%	12/15/25	3,999,000	3,899,565
Bank of America Corp., Series L	3.875%	08/01/25	4,599,000	4,496,198
Branch Banking & Trust Co.	3.625%	09/16/25	3,540,000	3,378,250
Chubb INA Holdings, Inc.	3.350%	05/15/24	3,164,000	3,112,265
Essex Portfolio, L.P.	3.875%	05/01/24	2,177,000	2,142,244
Essex Portfolio, L.P.	3.500%	04/01/25	1,720,000	1,658,940
Essex Portfolio, L.P.	3.375%	04/15/26	565,000	539,267
Fifth Third Bancorp	4.300%	01/16/24	3,964,000	3,871,853
Goldman Sachs Group, Inc. (The)	3.625%	02/20/24	1,000,000	985,859
Huntington Bancshares, Inc.	2.625%	08/06/24	3,840,000	3,593,257
JPMorgan Chase & Co.	3.875%	09/10/24	4,704,000	4,624,144
KeyCorp, Series O	4.150%	10/29/25	4,562,000	4,290,515
Marsh & McLennan Co., Inc.	3.500%	06/03/24	3,010,000	2,954,291
Marsh & McLennan Co., Inc.	3.500%	03/10/25	765,000	745,014
Morgan Stanley, Series F	3.700%	10/23/24	200,000	196,485
Morgan Stanley, Series F	4.000%	07/23/25	4,200,000	4,118,768
National Retail Properties, Inc.	4.000%	11/15/25	3,450,000	3,340,214
PNC Bank NA	3.800%	07/25/23	1,998,000	1,982,088
PNC Financial Services Group, Inc. (The)	3.900%	04/29/24	425,000	416,465
Private Export Funding Corp., 144A	5.500%	03/14/25	2,000,000	2,030,840
U.S. Bancorp, Series X	2.400%	07/30/24	2,685,000	2,585,553
U.S. Bancorp, Series W	3.600%	09/11/24	1,685,000	1,632,671
Wells Fargo & Co., Series N	3.550%	09/29/25	830,000	798,386
Wells Fargo & Co., Series M	4.100%	06/03/26	2,770,000	2,682,474
				64,250,028
Industrials - 15.4%
Becton Dickinson and Co.	3.363%	06/06/24	750,000	736,208
Burlington Northern Santa Fe	3.650%	09/01/25	3,970,000	3,887,280
CVS Health Corp.	3.875%	07/20/25	4,100,000	4,026,434
Dover Corp.	3.150%	11/15/25	4,515,000	4,364,768
Enterprise Products Operating, LLC	3.750%	02/15/25	500,000	491,983
Johnson Controls International plc	3.625%	07/02/24	4,252,000	4,186,753
Kroger Co. (The)	4.000%	02/01/24	3,795,000	3,769,183

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 56.2% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 15.4% (Continued)
Norfolk Southern Corp.	5.590%	05/17/25	$ 1,280,000	$ 1,294,323
Norfolk Southern Corp.	3.650%	08/01/25	3,300,000	3,212,230
Roper Technologies, Inc.	1.000%	09/15/25	1,555,000	1,421,615
Union Pacific Corp.	3.150%	03/01/24	2,800,000	2,752,344
Union Pacific Corp.	3.750%	03/15/24	450,000	444,956
Walt Disney Co. (The)	1.750%	01/13/26	3,429,000	3,213,223
				33,801,300
Utilities - 11.6%
Duke Energy Corp.	3.750%	04/15/24	4,610,000	4,557,109
Duke Energy Ohio, Inc.	3.800%	09/01/23	890,000	881,939
Eversource Energy, Series F	2.800%	05/01/23	850,000	847,388
Eversource Energy, Series H	3.150%	01/15/25	1,495,000	1,450,335
Eversource Energy, Series U	1.400%	08/15/26	1,260,000	1,128,731
Georgia Power Co., Series 2020A	2.100%	07/30/23	3,650,000	3,608,865
Georgia Power Co., Series 2019A	2.200%	09/15/24	500,000	479,972
Interstate Power & Light Co.	3.250%	12/01/24	1,910,000	1,854,889
Interstate Power & Light Co.	3.400%	08/15/25	2,895,000	2,753,209
National Rural Utilities Cooperative Finance Corp. (The)	2.950%	02/07/24	2,625,000	2,573,915
National Rural Utilities Cooperative Finance Corp. (The)	2.850%	01/27/25	1,000,000	967,863
Xcel Energy, Inc.	3.300%	06/01/25	4,610,000	4,459,995
				25,564,210

Total Corporate Bonds (Cost $131,043,639)				$ 123,615,538

MUNICIPAL BONDS - 3.1%	Coupon	Maturity	Par Value	Value
Allegheny County Pennsylvania, Series C-79	0.694%	11/01/23	$ 2,200,000	$ 2,147,717
Franklin County Ohio Convention Facilities, Series 2020 B	1.155%	12/01/24	550,000	518,512
Kentucky State Property and Buildings Commission Revenue, Series 2009C	6.155%	11/01/29	2,750,000	2,896,135

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 3.1% (Continued)	Coupon	Maturity	Par Value	Value
University of Cincinnati General Receipts, Series B	1.878%	06/01/23	$ 1,200,000	$ 1,194,124
Total Municipal Bonds (Cost $6,831,199)				$ 6,756,488

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.5%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 4.4%
FHLMC, Pool #J1-2635	4.000%	07/01/25	$ 17,779	$ 17,506
FHLMC, Series 4287, Class AB	2.000%	12/15/26	222,241	212,308
FHLMC, Pool #J3-2364	2.500%	11/01/28	906,014	873,355
FHLMC, Pool #ZS-7207	3.500%	07/01/30	819,071	802,033
FHLMC, Pool #G1-8642	3.500%	04/01/32	754,373	736,911
FHLMC, Pool #ZT-1964	3.500%	06/01/32	1,612,936	1,577,630
FHLMC, Pool #G1-6330	3.500%	08/01/32	841,011	823,705
FHLMC, Pool #SB-0380	3.500%	02/01/34	867,493	845,711
FHLMC, Series 4271, Class CE	2.000%	08/15/36	64,676	64,143
FHLMC, Series 4198, Class BE	2.000%	10/15/40	346,849	338,627
FHLMC, Series 5050, Class BG	1.000%	01/15/41	902,617	815,812
FHLMC, Series 5902, Class XC	1.500%	01/15/41	1,943,594	1,711,217
FHLMC, Series 4009, Class PA	2.000%	06/15/41	246,847	234,444
FHLMC, Series 4709, Class EA	3.000%	01/15/46	690,224	658,184
				9,711,586
Federal National Mortgage Association - 8.1%
FNMA, Pool #AN2351	2.150%	09/01/26	2,000,000	1,840,570
FNMA, Pool #AT2060	2.500%	04/01/28	884,270	851,574
FNMA, Pool #AL9230	3.500%	12/01/29	774,047	758,358
FNMA, Pool #FM1536	2.500%	11/01/30	351,490	336,803
FNMA, Pool #MA1106	3.000%	07/01/32	2,020,867	1,925,529
FNMA, Series 2013-3, Class DK	1.750%	02/25/33	558,521	514,551
FNMA, Pool #FM2287	4.500%	03/01/34	669,439	667,431
FNMA, Pool #FM2989	3.000%	09/01/34	1,008,886	966,169
FNMA, Pool #AL7077	4.000%	07/01/35	1,045,178	1,042,148
FNMA, Pool #833200	5.500%	09/01/35	246,635	256,996

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.5% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 8.1% (Continued)
FNMA, Series 2020-044, Class TE	2.000%	12/25/35	$ 2,353,645	$ 2,183,714
FNMA, Pool #FM2293	4.000%	09/01/36	1,820,810	1,812,104
FNMA, Pool #FM7224	4.500%	11/01/38	970,907	975,723
FNMA, Pool #AJ7509 (12MO LIBOR + 178) (a)	4.030%	12/01/41	37,972	37,450
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	99,474	95,069
FNMA, Series 2015-28, Class P	2.500%	05/25/45	2,417,433	2,235,521
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	1,635,327	1,275,756
				17,775,466
Government National Mortgage Association - 0.0% (b)
GNMA, Pool #726475X	4.000%	11/15/24	18,183	17,941
GNMA, Pool #728920	4.000%	12/15/24	23,976	23,649
				41,590

Total Collateralized Mortgage Obligations (Cost $30,279,621)				$ 27,528,642

U.S. GOVERNMENT & AGENCIES - 6.2%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank - 4.5%
FHLB	5.000%	12/19/23	$ 4,700,000	$ 4,698,665
FHLB	1.375%	08/26/26	4,100,000	3,757,101
FHLB	1.375%	09/29/26	1,600,000	1,462,901
				9,918,667
Federal Home Loan Mortgage Corporation - 1.7%
FHLMC	0.450%	07/22/24	4,000,000	3,775,616

Total U.S. Government & Agencies (Cost $14,400,000)				$ 13,694,283

U.S. TREASURY OBLIGATIONS - 13.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 13.0%
U.S. Treasury Notes	2.250%	04/30/24	$ 6,485,000	$ 6,322,875
U.S. Treasury Notes (13WK T-Bill + 7.5) (a)	4.656%	04/30/24	3,000,000	2,994,258
U.S. Treasury Notes	1.500%	02/15/25	4,000,000	3,810,156
U.S. Treasury Notes	2.000%	08/15/25	5,800,000	5,549,875

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 13.0% (Continued)	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 13.0% (Continued)
U.S. Treasury Notes	2.750%	07/31/27	$ 10,280,000	$ 9,900,123
Total U.S. Treasury Obligations (Cost $28,434,290)				$ 28,577,287

MONEY MARKET FUNDS - 7.0%			Shares	Value
First American Government Obligations Fund - Class Z, 4.61% (c) (Cost $15,413,476)			15,413,476	$ 15,413,476

Investments at Value - 98.0% (Cost $226,402,225)				$ 215,585,714

Other Assets in Excess of Liabilities - 2.0%				4,444,710

Net Assets - 100.0%				$ 220,030,424

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of March 31, 2023.

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $2,030,840 as of March 31, 2023, representing 0.9% of net assets.
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
T-Bill	- U.S. Treasury Bill (Auction Weekly High Rate)

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF FUTURES CONTRACTS
March 31, 2023 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation
Index Futures
E-mini S&P 500	1,057	6/16/2023	$ 218,680,088	$ 9,934,259

The average monthly notional value of futures contracts during the three month period ended March 31, 2023 was $215,126,463.

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

CORPORATE BONDS - 52.0%	Coupon	Maturity	Par Value	Value
Finance - 17.0%
American Express Co.	1.650%	11/04/26	$ 250,000	$ 224,288
AON Corp.	3.750%	05/02/29	180,000	171,948
AON plc	4.750%	05/15/45	70,000	63,854
Essex Portfolio, L.P.	3.000%	01/15/30	225,000	197,588
Huntington Bancshares, Inc.	2.550%	02/04/30	230,000	182,106
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	270,000	262,527
KeyCorp	2.550%	10/01/29	220,000	175,876
Marsh & McLennan Co., Inc.	4.375%	03/15/29	205,000	203,593
Morgan Stanley, Series F	4.000%	07/23/25	215,000	210,842
National Retail Properties, Inc.	4.300%	10/15/28	220,000	207,389
SBA Communications Corp.	3.875%	02/15/27	160,000	151,046
Truist Financial Corp.	2.250%	03/11/30	315,000	258,552
U.S. Bancorp, Series Y	3.000%	07/30/29	295,000	257,412
				2,567,021
Industrials - 25.1%
Ball Corp	2.875%	08/15/30	170,000	142,551
Becton Dickinson & Co.	2.823%	05/20/30	230,000	205,107
CCO Holdings, LLC/CCO Holdings Capital Corp, 144A	5.375%	06/01/29	155,000	142,378
CVS Health Corp.	4.300%	03/25/28	210,000	206,261
Dover Corp.	2.950%	11/04/29	250,000	223,153
Duke Energy Corp.	2.450%	06/01/30	235,000	200,267
Emerson Electric Co.	1.950%	10/15/30	320,000	269,233
Enterprise Products Operating, LLC	2.800%	01/31/30	230,000	204,387
H.B. Fuller Co.	4.250%	10/15/28	160,000	142,765
Kroger Co. (The)	2.200%	05/01/30	270,000	226,512
Lowes Cos., Inc.	4.500%	04/15/30	205,000	202,428
Mattel, Inc.	3.750%	04/01/29	150,000	134,794
McDonald's Corp.	3.600%	07/01/30	180,000	170,798
Roper Technologies, Inc.	2.950%	09/15/29	240,000	215,431
Starbucks Corp.	2.250%	03/12/30	260,000	223,757
Union Pacific Corp.	3.950%	09/10/28	210,000	207,816
Verizon Communications, Inc.	4.016%	12/03/29	280,000	268,184
Walt Disney Co. (The)	3.800%	03/22/30	210,000	202,463

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 52.0% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 25.1% (Continued)
Xylem, Inc.	1.950%	01/30/28	$ 235,000	$ 208,084
				3,796,369
Utilities - 9.9%
Berkshire Hathaway, Inc.	3.250%	04/15/28	220,000	210,291
Eversource Energy, Series R	1.650%	08/15/30	250,000	201,268
Georgia Power Co., Series 2019B	2.650%	09/15/29	230,000	202,466
Interstate Power & Light Co.	4.100%	09/26/28	210,000	205,810
National Rural Utilities Cooperative Finance Corp. (The)	3.400%	02/07/28	290,000	276,069
Virginia Electric & Power Co., Series A	3.500%	03/15/27	215,000	206,839
Xcel Energy, Inc.	3.400%	06/01/30	220,000	200,941
				1,503,684

Total Corporate Bonds (Cost $8,986,747)				$ 7,867,074

COLLATERALIZED MORTGAGE OBLIGATIONS - 22.1%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 8.4%
FHLMC, Pool #ZS-9278	4.000%	05/01/37	$ 361,281	$ 359,651
FHLMC, Series 4709, Class EA	3.000%	01/15/46	213,342	203,439
FHLMC, Series 5220, Class KC	3.500%	01/25/46	399,555	387,363
FHLMC, Series 5189, Class PG	2.500%	09/25/51	348,395	315,282
				1,265,735
Federal National Mortgage Association - 13.7%
FNMA, Pool #MA1222	4.000%	10/01/32	367,799	364,558
FNMA, Pool #AL5491	4.000%	06/01/34	325,008	323,298
FNMA, Pool #MA3071	4.000%	07/01/37	395,416	391,695
FNMA, Pool #FM9469	4.000%	08/01/39	230,684	229,687
FNMA, Pool #AU7025	3.000%	11/01/43	379,959	349,294
FNMA, Pool #MA2895	3.000%	02/01/47	450,336	411,219
				2,069,751

Total Collateralized Mortgage Obligations (Cost $3,517,348)				$ 3,335,486

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT & AGENCIES - 2.4%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank - 2.4%
FHLB (Cost $366,786)	4.750%	12/10/32	$ 350,000	$ 363,657

U.S. TREASURY OBLIGATIONS - 19.8%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bills (b) - 5.3%
U.S. Treasury Bills	4.711%	04/27/23	$ 800,000	$ 797,510

U.S. Treasury Bonds - 10.4%
U.S. Treasury Bonds	2.375%	02/15/42	785,000	631,065
U.S. Treasury Bonds	2.500%	02/15/45	390,000	311,086
U.S. Treasury Bonds	2.000%	02/15/50	260,000	184,275
U.S. Treasury Bonds	2.000%	08/15/51	645,000	453,718
				1,580,144
U.S. Treasury Notes - 4.1%
U.S. Treasury Notes	1.500%	11/30/24	210,000	200,845
U.S. Treasury Notes	2.875%	05/15/32	440,000	418,757
				619,602

Total U.S. Treasury Obligations (Cost $3,213,066)				$ 2,997,256

PREFERRED STOCKS - 1.1%			Shares	Value
Financials - 1.1%
Allstate Corp. (The), 5.10%, 01/15/2053 (Cost $170,386)			6,500	$ 165,880

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.0%	Shares	Value
First American Government Obligations Fund - Class Z, 4.61% (c) (Cost $301,825)	301,825	$ 301,825

Investments at Value - 99.4% (Cost $16,556,158)		$ 15,031,178

Other Assets in Excess of Liabilities - 0.6%		94,448

Net Assets - 100.0%		$ 15,125,626

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Rate shown is the annualized yield at the time of purchase.
(c)	The rate shown is the 7-day effective yield as of March 31, 2023.

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $142,378 as of March 31, 2023, representing 0.9% of net assets.
plc	- Public Limited Company
SOFR	- Secured Overnight Financing Rate

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF FUTURES CONTRACTS
March 31, 2023 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation
Index Futures
Ultra 10-Year U.S. Treasury Notes Future	7	6/30/2023	$ 847,987	$ 29,016

The average monthly notional value of futures contracts during the three months ended March 31, 2023 was $717,705.